Annual Total Returns - FidelityEmergingMarketsFund-AMCIZPRO - FidelityEmergingMarketsFund-AMCIZPRO - Fidelity Emerging Markets Fund	Dec. 30, 2024
Fidelity Advisor Emerging Markets Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	May 11, 2021
Fidelity Advisor Emerging Markets Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	May 11, 2021
Fidelity Advisor Emerging Markets Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	May 11, 2021
Annual Return 2022	(27.73%)
Annual Return 2023	14.82%
Fidelity Advisor Emerging Markets Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	May 11, 2021
Fidelity Advisor Emerging Markets Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	May 11, 2021